Income Taxes (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of reconciliation of income taxes at statutory rates
A reconciliation of income taxes at statutory rates is as follows:

	December 31, 2019	December 31, 2018
Net current taxes:
U.S Federal	$1,221	$—
U.S State	388	—
Deferred taxes:
U.S Federal	(171)	171
U.S State	(61)	61

Total	$1,377	$232

Summary of Income tax expense
Income tax expense is comprised of:

	December 31, 2019	December 31, 2018
Loss before income taxes	$(179,529)	$(9,948)
Statutory tax rate	27.7%	27.7%
Tax recovery based on statutory rates	(49,724)	(2,755)
Permanent non-deductible items	48,200	—
Non-controlling interests	86	—
State taxes	(20)	—
Canadian losses	(389)	—
Pre-acquisition partnership income	3,169	—
Net changes in deferred tax liabilities	(683)	232
Change in unrecognized deferred tax assets	738	2,628

Income tax expense	$1,377	$105

Schedule of deferred tax assets and liabilities
The components of deferred tax assets and liabilities were as follows:

	December 31, 2019	December 31, 2018
Deferred tax assets
Net loss	$738	$—
Net right-of-use assets and liabilities	126	—
Interest accretion on convertible debt	363	—
Other	43	—
Total deferred tax assets	1,270	—
Valuation allowance	(873)	—

Total net deferred tax assets	397	—
Deferred tax liabilities
Property and equipment	(822)	(232)
Intangible assets	(1,164)	—
Fair value adjustment on biological assets	(605)	—
Total deferred tax liabilities	(2,591)	—

Total net deferred tax liabilities	(2,194)	(232)
Federal & state purchase accounting adjustment to goodwill	2,194	—

Total adjusted deferred tax liabilities	$—	$(232)

Summary of movement in deferred tax liabilities	Movement in net deferred tax liabilities:

	December 31, 2019	December 31, 2018
Balance at the beginning of the year	$232	$—
Recognized in profit/loss	(232)	232

Balance at the end of the year	$—	$232

Summary of following deductible temporary differences	Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

• Net operating losses – US States	$ 350
• Non-capital losses carried forward – Canada	$ 389

Summary of detail disclosure of net operating losses	The Company’s US net operating losses expire as follows:

• 2032 – Illinois	$2,541
• 2040 – California	$1,224